Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest	$ 2.3	$ 2.3
Other prepaid expenses	2.2	1.3
Inventory	1.6	1.5
Other current assets	1.9	1.1
Total	$ 8.0	$ 6.2